Finance Lease Liability (Due to Related Parties) (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018
Finance lease liability	$ 71,964	$ 171,500
Less: Current portion	(5,274)
Long-term portion	66,690
Conquistador bareboat charter
Finance lease liability	24,491	56,000
Pink Sands bareboat charter
Finance lease liability	23,511	56,000
Xanadu bareboat charter
Finance lease liability	$ 23,962	$ 59,500